Segment Information - Segment Reporting Information, by Segment (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Segment Reporting Information [Line Items]
Revenues			$ 20,825,000,000	$ 18,881,000,000	$ 17,510,000,000
Operating costs and expenses			12,909,000,000	11,089,000,000	10,501,000,000
Selling and administrative			2,480,000,000	2,450,000,000	2,265,000,000
Depreciation and amortization			2,160,000,000	2,017,000,000	1,846,000,000
Operating Income			3,276,000,000	3,325,000,000	2,809,000,000
Capital expenditures			5,429,000,000	3,749,000,000	2,944,000,000
Assets			45,058,000,000	42,401,000,000	40,778,000,000
Goodwill and trademark impairment	$ 0	$ 0	0	0	89,000,000
NAA
Segment Reporting Information [Line Items]
Revenues			13,612,000,000	12,236,000,000	11,442,000,000
Operating costs and expenses			8,370,000,000	7,180,000,000	6,704,000,000
Selling and administrative			1,427,000,000	1,403,000,000	1,337,000,000
Depreciation and amortization			1,364,000,000	1,264,000,000	1,195,000,000
Operating Income			2,451,000,000	2,389,000,000	2,117,000,000
Capital expenditures			2,781,000,000	2,614,000,000	1,715,000,000
Assets			27,102,000,000	25,613,000,000	24,430,000,000
Goodwill and trademark impairment					89,000,000
EA
Segment Reporting Information [Line Items]
Revenues			6,650,000,000	6,243,000,000	5,703,000,000
Operating costs and expenses			4,146,000,000	3,676,000,000	3,568,000,000
Selling and administrative			744,000,000	751,000,000	667,000,000
Depreciation and amortization			645,000,000	611,000,000	561,000,000
Operating Income			1,115,000,000	1,205,000,000	907,000,000
Capital expenditures			2,462,000,000	945,000,000	793,000,000
Assets			15,473,000,000	13,825,000,000	14,149,000,000
Cruise Support
Segment Reporting Information [Line Items]
Revenues			173,000,000	129,000,000	129,000,000
Operating costs and expenses			125,000,000	53,000,000	66,000,000
Selling and administrative			281,000,000	268,000,000	246,000,000
Depreciation and amortization			115,000,000	103,000,000	53,000,000
Operating Income			(347,000,000)	(296,000,000)	(235,000,000)
Capital expenditures			143,000,000	38,000,000	431,000,000
Assets			1,861,000,000	2,303,000,000	1,739,000,000
Tour and Other
Segment Reporting Information [Line Items]
Revenues			390,000,000	272,000,000	236,000,000
Operating costs and expenses			268,000,000	180,000,000	163,000,000
Selling and administrative			28,000,000	28,000,000	15,000,000
Depreciation and amortization			36,000,000	39,000,000	37,000,000
Operating Income			56,000,000	26,000,000	20,000,000
Capital expenditures			43,000,000	152,000,000	5,000,000
Assets			$ 623,000,000	$ 660,000,000	$ 459,000,000